Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts receivable and prepaid expenses [Abstract]
Government authorities	$ 26	$ 129
Advances to suppliers	580	568
Derivatives (See Note 11)		13
Prepaid expenses	488	482
Accrued income	146	22
Other	71	59
Other accounts receivable and prepaid expenses	$ 1,311	$ 1,273